EMPLOYEE OPTIONS (Details) - Summary of Outstanding and Exercisable Options - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in Shares)	10,244,999	9,814,999
Options Exercisable (in Shares)	8,212,496	7,523,323
Options, Range of Exercise Prices $0.00-0.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	$ 0.00	$ 0.00
Exercise Price, Upper Limit	$ 0.08	$ 0.08
Options Outstanding (in Shares)	2,500,000	2,500,000
Options Outstanding, Weighted Average Remaining Life	5 years 124 days	5 years 306 days
Options Outstanding, Weighted Average Exercise Price	$ 0.08	$ 0.08
Options Exercisable (in Shares)	2,437,500	2,312,500
Options Exercisable, Weighted Average Exercise Price	$ 0.08	$ 0.08
Options, Range of Exercise Prices $0.09-$0.39 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit		0.09
Exercise Price, Upper Limit		$ 0.39
Options Outstanding (in Shares)		7,314,999
Options Outstanding, Weighted Average Remaining Life		6 years 248 days
Options Outstanding, Weighted Average Exercise Price		$ 0.09
Options Exercisable (in Shares)		5,210,823
Options Exercisable, Weighted Average Exercise Price		$ 0.10